Segment Information - Summary of Results of Reportable Segments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue		£ 23,428	£ 23,723	£ 24,062
Operating profit (loss)		3,424	3,384	3,170
Net finance expense		(527)	(579)	(610)
Share of post tax profit (loss) of associates and joint ventures		1	(1)	(9)
Profit (loss) before taxation		2,898	2,804	2,551
Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	23,459	23,746	24,082
Adjusted EBITDA	[2]	7,395	7,508	7,648
Depreciation and amortisation	[1]	(3,546)	(3,514)	(3,510)
Operating profit (loss)	[1]	3,849	3,994	4,138
Net finance expense		(388)	(361)	(400)
Share of post tax profit (loss) of associates and joint ventures		1	(1)	(9)
Profit (loss) before taxation		3,462	3,632	3,729
Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	[3]	(31)	(23)	(20)
Operating profit (loss)	[3]	(425)	(610)	(968)
Net finance expense	[3]	(139)	(218)	(210)
Profit (loss) before taxation	[3]	(564)	(828)	(1,178)
Segment Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		26,800	27,306	27,738
Internal Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		(3,341)	(3,560)	(3,656)
Consumer [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	10,588	10,257	9,924
Adjusted EBITDA	[2]	2,534	2,376	2,168
Depreciation and amortisation	[1]	(1,024)	(992)	(989)
Operating profit (loss)	[1]	1,510	1,384	1,179
Consumer [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		10,695	10,360	10,024
Consumer [Member] | Internal Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		(107)	(103)	(100)
Enterprise [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	5,933	6,206	6,495
Adjusted EBITDA	[2]	1,990	2,077	2,261
Depreciation and amortisation	[1]	(634)	(635)	(613)
Operating profit (loss)	[1]	1,356	1,442	1,648
Enterprise [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		6,292	6,647	6,975
Enterprise [Member] | Internal Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		(359)	(441)	(480)
Global Services [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	4,735	5,013	5,479
Adjusted EBITDA	[2]	505	434	495
Depreciation and amortisation	[1]	(370)	(424)	(439)
Operating profit (loss)	[1]	135	10	56
Global Services [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		4,735	5,013	5,479
Openreach [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	2,200	2,262	2,174
Adjusted EBITDA	[2]	2,423	2,615	2,734
Depreciation and amortisation	[1]	(1,468)	(1,401)	(1,414)
Operating profit (loss)	[1]	955	1,214	1,320
Openreach [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		5,075	5,278	5,250
Openreach [Member] | Internal Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		(2,875)	(3,016)	(3,076)
Other [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	3	8	10
Adjusted EBITDA	[2]	(57)	6	(10)
Depreciation and amortisation	[1]	(50)	(62)	(55)
Operating profit (loss)	[1]	(107)	(56)	(65)
Other [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		£ 3	£ 8	£ 10

[1]	Before specific items.
[2]	Adjusted EBITDA is defined in the alternative performance measures section on page XX.
[3]	For a definition of specific items, see page [210]. An analysis of specific items is provided in note 10.